Acquisition	12 Months Ended
Dec. 31, 2016
Acquisition [Abstract]
ACQUISITION
NOTE 3:-	ACQUISITION

On July 1, 2016 (the “Closing Date”), the Company, through its wholly owned subsidiary Kornit Digital North America Inc., acquired the digital direct to garment printing assets of SPSI Inc., a North American distributor and service provider for graphic arts, printing and garment decoration solutions. Under the related acquisition agreement, the total consideration of $11,443 is compromised as following:

-	$9,206 in cash paid on the Closing Date, of which $741 is held in escrow for twelve to eighteen months following the Closing Date.

-	Milestone-based contingent payments in a total of up to $2,700 payable in 2016, 2017 and 2018. The milestone-based contingent payments are subject to the acquired business territory meeting revenues targets in 2016, 2017 and 2018 as described at the asset purchase agreement. These milestone-based contingent payments were measured at fair value at the Closing Date and recorded as a liability on the balance sheet in the amount of $2,237 ($2,470 as of December 31, 2016).

In addition, the Company incurred acquisition-related costs in a total amount of $493, which are included in general and administrative expenses. Acquisition-related costs include legal, accounting, consulting fees and other external costs directly related to the acquisition.

The main reasons for this acquisition is to improve connectivity with customers by expanding leadership position in the digital textile market as well as providing direct access to a large number of traditional screen printing customers.

Purchase price allocation:

Under business combination accounting principles, the total purchase price was allocated to SPSI’s net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

The purchase price allocation for the acquisition has been determined at the follows:

	Fair Value	Amortization period (years)
Tangible Assets
Inventory	$3,472

Intangible Assets:
Customer Relationships (*)	$2,614	5.0
Non-competition agreement (**)	265	4.0
Goodwill	5,092	Infinite

Total purchase price	$11,443

(*)	Customer relationships represent the underlying relationships and agreements with SPSI’s installed customer base and are amortized over the useful life of the agreements using accelerated method.
(**)	Non-competition agreement is amortized over the useful life of the agreement using straight-line method.

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, the best use of the acquired assets and estimates of future performance of SPSI’s installed base. In its allocation, the Company conducted the valuation of intangible assets based on a market participant approach to valuation using an income approach and considered the report of an independent third party valuation firm and estimates and assumptions provided by management.